UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-10471

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC 466 Lexington Avenue New York, New York	10017
(Address of principal executive offices)	(Zip code)

J. Kevin Gao, Esq. 466 Lexington Avenue New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 875-3500

Date of fiscal year end:	December 31st

Date of reporting period:	July 1, 2006 to September 30, 2006

Item 1:                     Schedule of Investments

Credit Suisse Institutional Money Market Fund, Inc. - Prime Portfolio

Schedule of Investments

September 30, 2006 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

COMMERCIAL PAPER (50.8%)
ASSET BACKED (50.8%)
$50,000	Altius I Funding Corp.	(A-1+, P-1)	12/12/06	5.371	$49,470,000
90,000	Altius I Funding Corp.	(A-1+, P-1)	12/20/06	5.350	88,944,000
50,000	Atlas Capital Funding Corp.	(A-1+, P-1)	02/16/07	5.310	49,993,615
50,000	Atlas Capital Funding Corp.	(A-1+, P-1)	03/19/07	5.370	48,772,403
100,000	Atlas I Funding Corp.	(A-1+, P-1)	01/25/07	5.310	99,988,985
100,000	Beethoven Funding Corp.	(A-1, P-1)	10/02/06	5.402	99,985,000
50,000	Beethoven Funding Corp.	(A-1, P-1)	10/11/06	5.293	49,926,805
50,000	Beethoven Funding Corp.	(A-1, P-1)	10/13/06	5.294	49,912,167
75,000	Broadhollow Funding LLC	(A-1+, P-1)	10/10/06	5.325	74,900,625
47,900	Broadhollow Funding LLC	(A-1+, P-1)	10/10/06	5.326	47,836,532
138,918	Buckingham CDO II LLC	(A-1+, P-1)	10/23/06	5.364	138,466,362
100,000	Buckingham CDO II LLC	(A-1+, P-1)	10/24/06	5.315	99,662,028
143,950	Buckingham CDO LLC	(A-1+, P-1)	10/02/06	5.513	143,927,968
250,000	Buckingham CDO LLC	(A-1+, P-1)	10/23/06	5.325	249,190,278
38,900	Cheyne Finance LLC	(A-1+, P-1)	03/09/07	5.350	38,003,160
29,000	Davis Square Funding VI Corp.	(A-1+, P-1)	11/02/06	5.320	28,862,862
150,000	Georgetown Funding Co.	(A-1+, P-1)	10/25/06	5.371	149,465,000
150,000	Georgetown Funding Co.	(A-1+, P-1)	10/26/06	5.333	149,446,875
50,000	Giro Funding US Corp.	(A-1+, P-1)	10/16/06	5.315	49,889,792
100,000	Giro Funding US Corp.	(A-1+, P-1)	10/16/06	5.316	99,779,583
49,000	Golden Fish LLC	(A-1, P-1)	10/13/06	5.303	48,913,760
50,000	Golden Fish LLC	(A-1, P-1)	10/13/06	5.357	49,911,500
10,000	Golden Fish LLC	(A-1, P-1)	11/06/06	5.331	9,947,150
50,000	Golden Fish LLC	(A-1, P-1)	11/13/06	5.338	49,684,069
41,384	Golden Fish LLC	(A-1, P-1)	11/13/06	5.339	41,122,511
29,600	Harwood Street Funding I	(A-1, P-1)	10/03/06	5.328	29,591,284
50,000	Harwood Street Funding I	(A-1, P-1)	10/06/06	5.323	49,963,264
200,000	KKR Atlantic Funding Trust	(A-1+, P-1)	10/27/06	5.334	199,233,000
48,334	KKR Pacific Funding Trust	(A-1, P-1)	10/24/06	5.323	48,170,336
100,000	KKR Pacific Funding Trust	(A-1+, P-1)	10/27/06	5.325	99,617,222
50,000	Liberty Harbour CDO, Inc.	(A-1, P-1)	10/04/06	5.316	49,977,875
100,000	Liberty Harbour CDO, Inc.	(A-1+, P-1)	10/23/06	5.364	99,675,500
100,000	Main Street Warehouse LLC	(A-1+, P-1)	10/19/06	5.323	99,735,000
50,000	Mica Funding LLC	(A-1, P-1)	10/03/06	5.301	49,985,306
100,000	Mica Funding LLC	(A-1, P-1)	10/05/06	5.333	99,941,000
50,000	Mica Funding LLC	(A-1, P-1)	10/06/06	5.303	49,963,264
50,000	Mica Funding LLC	(A-1, P-1)	10/12/06	5.302	49,919,333
100,000	Mica Funding LLC	(A-1, P-1)	10/19/06	5.313	99,735,500
200,000	Park Sienna LLC	(A-1+, P-1)	10/02/06	5.402	199,970,000
14,017	Romulus Funding Corp.	(A-1, P-1)	01/26/07	5.430	13,775,557
100,000	Thornburg Mortgage Capital Resources LLC	(A-1, P-1)	10/06/06	5.323	99,926,389
50,000	Thornburg Mortgage Capital Resources LLC	(A-1, P-1)	10/25/06	5.333	49,823,000
50,000	Thornburg Mortgage Capital Resources LLC	(A-1, P-1)	10/26/06	5.334	49,815,625
150,000	Thornburg Mortgage Capital Resources LLC	(A-1, P-1)	11/22/06	5.328	148,856,000
50,000	Witherspoon CDO Funding Corp.	(A-1+, P-1)	10/06/06	5.329	49,963,160
50,000	Witherspoon CDO Funding Corp.	(A-1+, P-1)	03/15/07	5.340	50,000,000
TOTAL COMMERCIAL PAPER (Cost $3,693,640,645)					3,693,640,645

CERTIFICATES OF DEPOSIT (3.2%)
Banking (3.2%)
20,000	Barclays Bank PLC	(A-1+, P-1)	02/13/07	5.010	20,000,000
50,000	Barclays Bank PLC	(A-1+, P-1)	06/04/07	5.440	50,000,000
50,000	Barclays Bank PLC	(A-1+, P-1)	06/11/07	5.440	50,000,000
40,000	Mercantile Safe Deposit & Trust	(AA-, Aa3)	05/22/07	5.290	39,992,174
75,000	Toronto Dominion Bank	(A-1, P-1)	08/03/07	5.505	75,031,337
TOTAL CERTIFICATES OF DEPOSIT (Cost $235,023,511)					235,023,511

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

VARIABLE RATE CORPORATE OBLIGATIONS (32.2%)
Asset Backed (1.2%)
$35,000	Newcastle CDO, Ltd., Series 2005-6A, Class IM2##	(AAA, Aaa)	01/24/07	5.330	$34,996,691
50,000	Newcastle CDO, Ltd., Series 2005-6A, Class lM1##	(A-1+, Aaa)	04/24/07	5.330	49,988,736
					84,985,427
Banking (2.8%)
150,000	Caja Madrid, Senior Unsecured Notes##	(A+, Aa2)	10/19/07	5.369	150,000,000
40,000	Intesa Bank Ireland PLC, Series BKNT, Bank Guaranteed Notes##	(A+, Aa3)	10/25/07	5.330	40,000,000
10,000	Unicredito Italiano Bank PLC##	(A+, A1)	10/09/07	5.340	10,000,000
					200,000,000
Finance (25.9%)
15,000	Allstate Life Global Funding##	(AA, Aa2)	10/26/07	5.316	15,000,000
50,000	Atlas Capital Funding Corp., Series MTN, Notes##	(AAA, Aaa)	07/16/07	5.320	50,000,000
50,000	Atlas Capital Funding Corp., Series MTN, Notes##	(AAA, Aaa)	07/16/07	5.491	50,000,000
23,000	Bank of America NA, Series BKNT, Notes##	(AA, Aa1)	11/07/06	5.310	23,000,000
50,000	Bear Stearns Co., Inc., Series MTN, Notes##	(A, A1)	10/12/07	5.320	50,000,000
32,700	BNP Paribas, Notes##	(AA, Aa2)	10/26/07	5.316	32,703,003
50,000	CC USA, Inc., Series MTN, Notes##	(AAA, Aaa)	06/18/07	5.520	50,000,000
100,000	Cheyne Finance LLC, Series MTN, Notes##	(AAA, Aaa)	06/15/07	5.295	99,982,397
135,000	Cheyne Finance LLC, Series MTN1, Notes##	(AAA, Aaa)	10/16/06	5.300	134,998,243
30,000	CIT Group, Inc., Series MTN, Global Senior Unsecured Notes##	(A, A2)	08/24/07	5.470	30,021,861
78,000	Five Finance, Inc., Series MTN, Global Senior Unsecured Notes##	(AAA, Aaa)	09/13/07	5.360	77,990,767
65,000	Five Finance, Inc., Series MTN, Notes	(AAA, Aaa)	06/28/07	5.700	65,097,374
75,000	General Electric Capital Corp., Series MTN, Notes##	(AAA, Aaa)	10/24/07	5.290	75,000,000
50,000	General Electric Capital Corp., Series MTNA, Global Notes##	(AAA, Aaa)	06/22/07	5.447	50,031,884
25,000	Goldman Sachs Group, Inc., Promissory Note‡##	(A-1+, P-1)	12/08/06	5.410	25,000,000
86,000	Harrier Finance Funding LLC, Series MTN, Notes##	(AAA, Aaa)	09/10/07	5.310	85,997,154
25,000	HBOS Treasury Services PLC	(A-1+, P-1)	12/27/06	4.800	25,000,000
50,000	MBNA Europe Funding PLC, Bank Guaranteed Notes##	(AA, Aa1)	09/07/07	5.490	50,046,022
50,000	Merrill Lynch & Co., Series MTN, Notes##	(A+, Aa3)	10/24/07	5.310	50,000,000
119,000	Merrill Lynch & Co., Series MTN5, Notes##	(A+, Aa3)	07/11/07	5.580	119,245,732
6,000	Sigma Finance, Inc., Series MTN	(AAA, Aaa)	11/09/06	4.745	6,000,000
30,000	Sigma Finance, Inc., Series MTN1, Company Guaranteed Notes##	(AAA, Aaa)	03/23/07	5.347	30,000,000
200,000	Stanfield Victoria LLC, Series MTN, Notes##	(AAA, Aaa)	08/28/07	5.350	199,962,809
15,000	Stanfield Victoria LLC, Series MTN, Notes##	(AAA, Aaa)	10/25/07	5.310	14,997,792
100,000	Stanfield Victoria LLC, Series MTN1, Notes##	(AAA, Aaa)	05/17/07	5.131	99,987,575
83,000	Tango Finance Corp., Series MTN, Notes##	(AAA, Aaa)	08/24/07	5.380	82,995,304
25,000	Union Hamilton Special Funding LLC, Series MTN, Notes##	(A+, Aa3)	12/21/06	5.390	25,000,000
10,003	Whistlejacket Capital LLC, Series MTN, Notes##	(AAA, Aaa)	11/27/06	5.281	10,002,144
90,000	Whistlejacket Capital, Ltd., Series MTN, Notes	(AAA, Aaa)	09/10/07	5.365	89,987,346
100,000	White Pine Finance LLC, Series MTN, Company Guaranteed Notes##	(AAA, Aaa)	06/21/07	5.370	100,000,653
70,000	White Pine Finance LLC, Series MTN1, Company Guaranteed Notes##	(AAA, Aaa)	04/20/07	5.460	69,979,299
					1,888,027,359
Mortgage Backed Securities (2.3%)
19,566	Paragon Mortgages PLC, Series 11A, Class A1##	(AAA, Aaa)	11/15/06	5.320	19,566,408
150,000	Paragon Mortgages PLC, Series 12A, Class A1##	(AAA, Aaa)	11/15/06	5.310	150,000,000
					169,566,408
TOTAL VARIABLE RATE CORPORATE OBLIGATIONS (Cost $2,342,579,194)					2,342,579,194

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

TIME DEPOSITS (11.3%)
250,000	Deutsche Bank	(A-1+, P-1)	10/02/06	5.440	$250,000,000
275,488	National City Bank	(A-1+, P-1)	10/02/06	5.188	275,488,000
300,000	SunTrust Bank, Inc	(A-1+, P-1)	10/02/06	5.348	300,000,000

TOTAL TIME DEPOSITS (Cost $825,488,000)					825,488,000

UNITED STATES AGENCY OBLIGATION (0.4%)
$30,000	Federal Home Loan Bank (Cost $30,000,000)	(AAA, Aaa)	08/15/07	5.525	30,000,000

REPURCHASE AGREEMENT (2.0%)
147,574	Goldman Sachs Tri Party Repo (Agreement dated 9/30/06, to be repurchased at $147,574,202, collateralized by $147,618,000 United States Treasury Note, 4.875% due 08/15/2009 and United States Treasury Note, 4.875% due 08/15/2016 Market Value of collateral is $150,525,686) (Cost $147,574,000)	(A-1+, P-1)	10/02/06	5.320	147,574,000

TOTAL INVESTMENTS AT VALUE (99.9%) (Cost $7,274,305,350)					7,274,305,350

OTHER ASSETS IN EXCESS OF LIABILITIES (0.1%)					6,951,524

NET ASSETS (100.0%)					$7,281,256,874

Average Weighted Maturity - 43 days (unaudited)

INVESTMENT ABBREVIATIONS

BKNT = Bank Note

MTN = Medium Term Note

MTNA = Medium Term Note, Series A

MTN1 = Medium Term Note, Series 1

MTN5 = Medium Term Note, Series 5

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
##	The interest rate is as of September 30, 2006 and the maturity date is the later of the next interest readjustment date or the date the principal amount can be recovered through demand.
‡

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified Institutional buyers. At September 30, 2006, these securities amounted to a value of $25,000,000 or 0.3% of net assets.

Security Valuation – The net asset value of the Portfolio is determined at 12:00 noon eastern time and at the close of regular trading on the New York Stock Exchange, Inc. on Monday through Friday, except for the days the following holidays are observed:  New Year’s Day, Martin Luther King Jr.’s Birthday, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans’ Day, Thanksgiving Day and Christmas Day.  The Portfolio may close early on a business day if the New York Stock Exchange closes early or the Bond Market Association recommends that the primary markets for the portfolios securities close early.  The Portfolio’s investments are valued under the amortized cost method, which has been determined by the Portfolio’s Board of Directors to represent the fair value of the Portfolio’s investments.  Amortized cost involves valuing a Portfolio’s holding initially at its cost and then assuming a constant amortization to maturity of any discount or premium.  The amortized cost method ignores any impact of fluctuating interest rates.  The Board of Directors has established procedures intended to stabilize each Portfolio’s net asset value for purposes of sales and redemptions at $1.00 per share.  These procedures include review by the Board of Directors, at such intervals as it deems appropriate, to determine the extent, if any, to which the Portfolio’s net asset value per share calculated by using available market quotations deviates from $1.00 per share.  In the event such deviation exceeds ½ of 1%, the Board of Directors will promptly consider what action, if any, should be initiated.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders.  This information is also available on the Portfolio’s website at http://www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Credit Suisse Institutional Money Market Fund, Inc. - Government Portfolio

Schedule of Investments

September 30, 2006 (unaudited)

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

UNITED STATES AGENCY OBLIGATIONS (25.9%)
$1,000	Fannie Mae Discount Notes	(AAA, Aaa)	12/01/06	5.124	$992,436
3,000	Fannie Mae Discount Notes##	(AAA, Aaa)	12/22/06	5.257	2,999,763
2,000	Fannie Mae Discount Notes	(AAA, Aaa)	02/23/07	5.103	1,960,044
1,000	Fannie Mae Discount Notes	(AAA, Aaa)	07/27/07	4.886	957,932
3,000	Federal Home Loan Bank##	(AAA, Aaa)	12/13/06	5.270	2,999,871
4,500	Federal Home Loan Bank##	(AAA, Aaa)	06/08/07	5.250	4,499,613
2,000	Freddie Mac Discount Notes	(AAA, Aaa)	10/31/06	5.136	1,991,675
2,000	Freddie Mac Discount Notes	(AAA, Aaa)	01/09/07	5.110	1,972,183
2,000	Freddie Mac Discount Notes	(AAA, Aaa)	02/06/07	5.106	1,966,827
2,000	Freddie Mac Discount Notes	(AAA, Aaa)	08/03/07	4.857	1,914,830
3,000	Freddie Mac Discount Notes	(AAA, Aaa)	08/16/07	4.856	2,866,818
2,000	Freddie Mac Discount Notes	(AAA, Aaa)	08/21/07	4.869	1,909,627
3,500	Freddie Mac Discount Notes##	(AAA, Aaa)	09/17/07	5.245	3,499,710

TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $30,531,329)					30,531,329

REPURCHASE AGREEMENT (74.1%)
87,268	Goldman Sachs Tri Party Repo (Agreement dated 9/30/06, to be repurchased at $87,268,518, collateralized by $88,285,000 United States Treasury Notes 2.50% due 10/31/06. Market Value of collateral is $89,013,889) (Cost $87,268,000)	(A-1+, P-1)	10/02/06	5.320	87,268,000

TOTAL INVESTMENTS AT VALUE (100.0%) (Cost $117,799,329)					117,799,329

OTHER ASSETS IN EXCESS OF LIABILITIES (0.0%)					50,440

NET ASSETS (100.0%)					$117,849,769

Average Weighted Maturity – 40 days (unaudited)

†                  Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and  Moody’s Investors Service, Inc. (“Moody’s”) are  unaudited.

##   The interest rate is as of September 30, 2006 and the maturity date is the later of the next interest readjustment date or the date the principal amount can be recovered through demand.

Security Valuation – The net asset value of the Portfolio is determined at 12:00 noon eastern time and at the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on Monday through Friday, except for the days the following holidays are observed: New Year’s Day, Martin Luther King Jr.’s Birthday, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans’ Day, Thanksgiving Day and Christmas Day.  The Portfolio may close early on a business day if the New York Stock Exchange closes early or the Bond Market Association recommends that the primary markets for the portfolio’s securities close early.  The Portfolio’s investments are valued under the amortized cost method, which has been determined by the Portfolio’s Board of Directors to represent the fair value of the Portfolio’s investments. Amortized cost involves valuing a Portfolio’s holding initially at its cost and then assuming a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of fluctuating interest rates. The Board of Directors has established procedures intended to stabilize the Portfolio’s net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include review by the Board of Directors, at such intervals as it deems appropriate, to determine the extent, if any, to which a Portfolio’s net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds ½ of 1%, the Board of Directors will promptly consider what action, if any, should be initiated.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders.  This information is also available on the Portfolio’s website at http://www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Item 2:                     Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                     Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.

/s/Steven Plump
Name:	Steven Plump
Title:	Chief Executive Officer
Date:	November 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Steven Plump
Name:	Steven Plump
Title:	Chief Executive Officer
Date:	November 21, 2006

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	November 21, 2006